Government Grants - Schedule of Government Grants Related to its Research and Development Activities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Government Grants Related to its Research and Development Activities [Abstract]
Multi-marker test for the early detection of pancreatic cancer		$ 46,087